Document and Entity Information	Nov. 09, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002111838
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	Haymaker Acquisition Corp V
Entity Incorporation State Country Code	E9
Entity File Number	001-43476
Entity Tax Identification Number	98-1899739
Entity Address, Address Line One	515 North Flagler Drive
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(929)
Local Phone Number	280-1912
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	HYACU
Security Exchange Name	NYSE
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	HYAC
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	HYACW
Security Exchange Name	NYSE